Discontinued Operations	12 Months Ended
Dec. 31, 2022
Creek Road Miners Inc [Member]
Discontinued Operations

Note 19. Discontinued Operations

On August 6, 2021, the Company entered into the Informa Agreement with Informa. Pursuant to the Informa Agreement, Creek Road Miners Corp. (fka Kick the Can Corp.) sold, transferred, and assigned certain assets, properties, and rights to Informa related to the business of operating and producing live pop culture events. The Company released deferred revenue and other liabilities totaling $722,429 and recorded a gain from sale of discontinued operations of this amount.

On September 15, 2021, the Company sold our wholly owned subsidiary which contained our Jevo assets and all rights to our Jevo operations for $1,500,000 and recognized a gain from sale of discontinued operations on the transaction of approximately $1,130,740. The gain from sale of discontinued operations consists of the following:

Description	Amount
Net cash paid on the closing date	$1,500,000
Less:
Current assets	36,060
Inventory	193,300
Fixed assets, net	16,700
Intangible assets, net	123,200
Total	369,260
Gain from sale	$1,130,740

CONtv is a joint venture with third parties and Bristol Capital, LLC. The Company holds a limited and passive interest of 10% in CONtv. As of December 31, 2022 and 2021, the investment in CONtv was $0, for both periods. As of December 31, 2022 and 2021, the amount due to CONtv was $0, respectively, and classified as a discontinued operation.

Prior to cryptocurrency mining operations that began in October 2021, the Company produced live and virtual pop culture conventions and events, and sold a gelatin machine and related consumables that were discontinued in 2021 In addition, the Company operated an eCommerce site selling pop culture memorabilia that was discontinued on June 30, 2022 (collectively known as “legacy operations”).

The related assets and liabilities associated with the discontinued operations in our consolidated balance sheets for the years ending December 31, 2022 and 2021, are classified as discontinued operations. Additionally, the financial results associated with discontinued operations in our consolidated statement of operations for the years ending December 31, 2022 and 2021, are classified as discontinued operations.

The assets and liabilities related to discontinued operations consists of the following:

	December 31,	December 31,
	2022	2021
Assets
Current assets:
Prepaid expenses	$—	$—
Inventory	—	—
Total current assets	—	—

Other assets:
Property and equipment, net	—	—
Intangible assets, net	—	—
Total assets	$—	$—

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$485,712	$472,029
Deferred revenue	—	—
Due to CONtv	—	—
Total liabilities	$485,712	$472,029

In addition, revenue and expenses from discontinued operations were as follows:

	Years Ended
	December 31,
	2022	2021
Revenue	$43,580	$829,767

Operating costs and expenses:
Cost of revenue	59,037	776,719
General and administrative	—	842,097
Total operating expenses	59,037	1,618,816
Loss from operations	(15,457)	(789,049)

Other income (expense):
Other income	(2,281)	867,288
Interest income	—	—
Loss on disposal of fixed assets	—	1,853,169
Total other income (expense)	(2,281)	2,720,457

Income (loss) from discontinued operations	$(17,738)	$1,931,108